Mining interests - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 2,387,020	$ 2,046,731	$ 2,035,097
Investments accounted for using equity method	76,235	130,736	72,078
Total property, plant and equipment and joint ventures accounted for using the equity method	2,463,255	2,177,467	2,107,175
Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,110,532	1,899,599	1,881,768
Exploration and evaluation properties (pre-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	252,328	144,972	152,649
Office, furniture and equipment, net
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	24,160	2,160	680
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,540,389	2,926,890	3,113,126
Total property, plant and equipment and joint ventures accounted for using the equity method	3,616,624	3,057,626	3,185,204
Cost | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,259,667	2,776,947	2,957,959
Cost | Exploration and evaluation properties (pre-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	252,328	144,972	152,649
Cost | Office, furniture and equipment, net
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	28,394	4,971	2,518
Accumulated depreciation and depletion
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(1,153,369)	(880,159)	(1,078,029)
Accumulated depreciation and depletion | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(1,149,135)	(877,348)	(1,076,191)
Accumulated depreciation and depletion | Office, furniture and equipment, net
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(4,234)	(2,811)	(1,838)
Fekola Mine, Mali | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,099,575	1,064,285	1,024,156
Fekola Mine, Mali | Cost | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,516,134	1,322,865	1,168,491
Fekola Mine, Mali | Accumulated depreciation and depletion | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(416,559)	(258,580)	(144,335)
Masbate Mine, Philippines | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	685,139	519,802	433,488
Masbate Mine, Philippines | Cost | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,046,577	815,418	681,509
Masbate Mine, Philippines | Cost, net of impairment | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,046,577	815,418
Masbate Mine, Philippines | Accumulated depreciation and depletion | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(361,438)	(295,616)	(248,021)
Otjikoto Mine, Namibia | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	325,818	315,512	336,548
Otjikoto Mine, Namibia | Cost | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	696,956	638,664	575,127
Otjikoto Mine, Namibia | Accumulated depreciation and depletion | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(371,138)	(323,152)	(238,579)
Gramalote
Disclosure of detailed information about property, plant and equipment [line items]
Investments in joint ventures and associates (accounted for using the equity method)	0	77,265	72,078
Gramalote | Exploration and evaluation properties (pre-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	95,435	0
Gramalote | Cost | Exploration and evaluation properties (pre-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	95,435	0
Gramalote | Cost, net of impairment | Exploration and evaluation properties (pre-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	95,435	0
Kiaka, Burkina Faso | Exploration and evaluation properties (pre-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	80,927	76,807	73,173
Kiaka, Burkina Faso | Cost | Exploration and evaluation properties (pre-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	80,927	76,807	73,173
Anaconda Regional, Mali | Exploration and evaluation properties (pre-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	28,991	25,450	21,903
Anaconda Regional, Mali | Cost | Exploration and evaluation properties (pre-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	28,991	25,450	21,903
Ondundu, Namibia | Exploration and evaluation properties (pre-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	10,701	9,778	8,273
Ondundu, Namibia | Cost | Exploration and evaluation properties (pre-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	10,701	9,778	8,273
Mocoa Royalty, Colombia | Exploration and evaluation properties (pre-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	10,230	10,230	10,230
Mocoa Royalty, Colombia | Cost | Exploration and evaluation properties (pre-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	10,230	10,230	10,230
Finland Properties, Finland | Exploration and evaluation properties (pre-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	9,034	6,697	5,947
Finland Properties, Finland | Cost | Exploration and evaluation properties (pre-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	9,034	6,697	5,947
Bantako Nord, Mali | Exploration and evaluation properties (pre-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	6,191	1,689	0
Bantako Nord, Mali | Cost | Exploration and evaluation properties (pre-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	6,191	1,689	0
Uzbekistan Properties, Uzbekistan | Exploration and evaluation properties (pre-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4,131	2,164	0
Uzbekistan Properties, Uzbekistan | Cost | Exploration and evaluation properties (pre-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4,131	2,164	0
Other | Exploration and evaluation properties (pre-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	6,688	12,157	13,542
Other | Cost | Exploration and evaluation properties (pre-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	6,688	12,157	13,542
Calibre Mining Corp.
Disclosure of detailed information about property, plant and equipment [line items]
Investments in associates accounted for using equity method	$ 76,235	$ 53,471	$ 0